Cash and cash equivalents -Summary of Cash and Cash Equivalents (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 291,678,888	€ 280,728,037	€ 391,231,637	€ 161,837,429